OTHER OPERATING INCOME (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income [Abstract]
Government supports - COVID-19	$ 1,840
Other income	17	88	99
Rental income from premises	3	3	3
Other operating income	$ 1,860	$ 91	$ 102